8. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
2012	$152,247
2013	156,058
2014	159,995
2015	164,026
2016	168,089
Thereafter	303,894
$1,104,309